Equipment and Leasehold Improvements, Net - Components of Equipment and Leasehold Improvements, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 1,394,821	$ 1,328,798
Less accumulated depreciation	(1,085,501)	(1,039,842)
Equipment and leasehold improvements, net	309,320	288,956
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	1,132,152	1,071,720
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	201,765	192,007
Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 60,904	$ 65,071